Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
At cost:
Computer and electronic equipment	1,499	1,499	205
Office equipment	210	219	30
Motor vehicles	467	1,027	141
Leasehold improvements	1,089	1,676	230
	3,265	4,421	606
Less: Accumulated depreciation	(1,950)	(2,483)	(340)
	1,315	1,938	266